September 10, 2002



VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


         RE:      ADVISORS SERIES TRUST (the "Trust")
                  CIK: 0001027596
                  1933 Act File No. 333-17391
                  1940 Act File No. 811-07959


Ladies and Gentlemen:

Please note that on September 9, 2002, a filing submitted pursuant to Rule 497 under the Securities Act of 1933 was incorrectly made using the Trust's information. Please disregard that filing (accession number
0000894189-02-001143) as it pertains to a completely different investment company (i.e. Professionally Managed Portfolios, File Nos. 811-05037 and 33-12213, CIK 0000811030) and should not have been filed on behalf of the Trust. We apologize for any confusion this may have caused.

If you have any questions regarding this filing, please feel free to contact the undersigned at (414) 765-5344.

Sincerely,


/s/ Chad E. Fickett

Chad E. Fickett, Esq.
U.S. Bancorp Fund Services, LLC